Non-Controlling Interest (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Non-controlling Interest
Schedule of Equity - Non-Controlling Interest
	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Issued capital	7,357,911	7,357,911
Reserves	1,191,675	693,023
Accumulated losses	(404,421)	(362,449)

	8,145,165	7,688,485

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Issued capital	7,357,911	7,357,911	7,357,911
Reserves	693,023	685,141	392,832
Accumulated losses	(362,449)	(256,268)	(169,118)

Non-controlling interest	7,688,485	7,786,784	7,581,625